Note 14 - Derivative Financial Instruments (Details Textual)	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 17, 2022 USD ($)	Oct. 12, 2021 USD ($)	Apr. 09, 2020 USD ($)	Jul. 24, 2018	Aug. 08, 2017 USD ($)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net				$ (44,175)	$ 637,697	$ 1,218,375
Interest Rate Swap [Member]
Derivative, Number of Instruments Held		3
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 1,600,000
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Notional Amount									$ 10,000,000	$ 10,000,000		$ 5,000,000
Derivative, Fixed Interest Rate									1.032%	0.737%
Interest Rate Swap [Member] | National Bank of Greece S.A. [Member]
Derivative, Notional Amount								$ 10,000,000
Derivative, Fixed Interest Rate								3.189%
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 10,000.00
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held						4
Derivative Liability, Fair Value of Collateral			$ 284,460	$ 284,460	$ 0
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate											2.93%
Freight Forward Agreements 2 [Member]
Derivative, Number of Instruments Held						3
Charter Equivalent Rate Per Day						$ 17,750	$ 12,000
Freight Forward Agreements 1 [Member]
Charter Equivalent Rate Per Day						16,500
Freight Forward Agreements 3 [Member]
Charter Equivalent Rate Per Day						16,250
Freight Forward Agreements 4 [Member]
Charter Equivalent Rate Per Day						17,500
Freight Forward Agreements 5 [Member]
Charter Equivalent Rate Per Day						10,100
Freight Forward Agreements 6 [Member]
Charter Equivalent Rate Per Day						10,000
Freight Forward Agreements 7 [Member]
Charter Equivalent Rate Per Day						$ 10,675
Freight Forward Agreements 8 [Member]
Charter Equivalent Rate Per Day			12,000
Freight Forward Agreements 9 [Member]
Charter Equivalent Rate Per Day			$ 12,050